Leases - Summary of changes in right of use assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Leases [Line Items]
Beginning balance	$ 180.3	$ 132.7
Additions	27.6	66.2
Depreciation	(50.6)	(37.2)
Effect of foreign currency exchange rate changes	(0.2)	2.6
Remeasurement and other	12.6	16.0
Ending balance	169.7	180.3
Building & land [member]
Leases [Line Items]
Beginning balance	163.2	117.7
Additions	19.0	59.2
Depreciation	(43.0)	(30.7)
Effect of foreign currency exchange rate changes	0.7	2.0
Remeasurement and other	12.5	15.0
Ending balance	152.4	163.2
Equipment [member]
Leases [Line Items]
Beginning balance	17.1	14.9
Additions	8.6	7.0
Depreciation	(7.6)	(6.5)
Effect of foreign currency exchange rate changes	(0.9)	0.7
Remeasurement and other	0.1	1.0
Ending balance	17.3	17.1
Other [member]
Leases [Line Items]
Beginning balance	$ 0.0	0.1
Additions		0.0
Depreciation		0.0
Effect of foreign currency exchange rate changes		(0.1)
Remeasurement and other		0.0
Ending balance		$ 0.0